Consolidated Statement of Financial Position ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Non-current assets
Property, plant and equipment	₨ 747,066	$ 8,745	₨ 678,600
Intangible assets	36,217	424	37,883
Right-of-use assets	14,506	170	12,898
Investment in jointly controlled entities and associates	381	4	2,862
Trade receivables	7,528	88	8,087
Investments	1,078	13	823
Other financial assets	6,497	76	6,800
Deferred tax assets (net)	7,073	83	5,556
Tax assets	8,770	103	8,172
Contract assets	2,724	32	1,500
Other non-financial assets	9,578	112	6,317
Total non-current assets	841,418	9,849	769,498
Current assets
Inventories	4,164	49	1,689
Trade receivables	16,740	196	13,769
Investments	264	3	1,502
Cash and cash equivalents	40,419	473	27,021
Bank balances other than cash and cash equivalents	40,099	469	50,706
Other financial assets	7,148	84	4,671
Contract assets	108	1	216
Other non-financial assets	5,476	64	4,863
Total current assets other than non-current assets or disposal groups classified as held for sale or as held for distribution to owners	114,418	1,339	104,437
Assets held for sale	3,963	46
Total current assets	118,381	1,386	104,437
Total assets	959,799	11,235	873,935
Equity
Issued capital	4,808	56	4,808
Share premium	154,204	1,805	154,153
Retained losses	(53,755)	(629)	(56,433)
Other components of equity	7,345	86	2,689
Equity attributable to equity holders of the parent	112,602	1,318	105,217
Non-controlling interests	18,510	217	16,480
Total equity	131,112	1,535	121,697
Non-current liabilities
Interest-bearing loans and borrowings- Principal portion	582,307	6,816	565,861
Lease liabilities	8,282	97	7,477
Other financial liabilities	6,576	77	7,011
Provisions	9,484	111	10,508
Other non-financial liabilities	1,122	13	632
Deferred tax liabilities (net)	24,481	287	18,705
Total non-current liabilities	632,252	7,401	610,194
Current liabilities
Interest-bearing loans and borrowings- Principal portion	140,711	1,647	81,455
Interest-bearing loans and borrowings - Interest accrued	5,405	63	2,957
Lease liabilities	977	11	868
Trade payables	8,173	96	9,094
Other financial liabilities	34,754	407	42,571
Tax liabilities (net)	378	4	429
Other non-financial liabilities	5,996	70	4,670
Total current liabilities other than liabilities included in disposal groups classified as held for sale	196,394	2,299	142,044
Liabilities directly associated with the assets held for sale	41	0
Total current liabilities	196,435	2,299	142,044
Total liabilities	828,687	9,700	752,238
Total equity and liabilities	₨ 959,799	$ 11,235	₨ 873,935